Schedule of property, plant and equipment, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jan. 01, 2026	Jan. 01, 2025
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	$ 4,144,247	$ 463,389	$ 463,389	$ 451,742
January 1	463,389	451,742
Additions	3,782,418	188,605
Disposals - cost	(257,129)	(47,517)
Disposals – accumulated depreciation	254,148	47,517
Depreciation expenses	(95,869)	(183,776)
Exchange adjustment	(2,710)	6,818
December 31	4,144,247	463,389
Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	343,323	424,664	424,664	419,765
January 1	424,664	419,765
Additions		150,990
Disposals - cost	(257,129)	(28,403)
Disposals – accumulated depreciation	254,148	28,403
Depreciation expenses	(77,099)	(151,458)
Exchange adjustment	(1,261)	5,367
December 31	343,323	424,664
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	550	3,916	3,916	18,330
January 1	3,916	18,330
Additions
Disposals - cost
Disposals – accumulated depreciation
Depreciation expenses	(3,304)	(15,248)
Exchange adjustment	(62)	834
December 31	550	3,916
Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	18,955	23,723	23,723	9,621
January 1	23,723	9,621
Additions	6,908	29,582
Disposals - cost		(19,114)
Disposals – accumulated depreciation		19,114
Depreciation expenses	(10,449)	(15,922)
Exchange adjustment	(1,227)	442
December 31	18,955	23,723
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	3,347,377
January 1
Additions	3,347,377
Disposals - cost
Disposals – accumulated depreciation
Depreciation expenses
Exchange adjustment
December 31	3,347,377
Office Buildings [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	417,282
January 1
Additions	420,284
Disposals - cost
Disposals – accumulated depreciation
Depreciation expenses	(3,002)
Exchange adjustment
December 31	417,282
Building Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	7,718
January 1
Additions	7,849
Disposals - cost
Depreciation expenses	(131)
Exchange adjustment
December 31	7,718
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	9,042	11,086	11,086	4,026
January 1	11,086	4,026
Additions		8,033
Disposals - cost
Disposals – accumulated depreciation
Depreciation expenses	(1,884)	(1,148)
Exchange adjustment	(160)	175
December 31	9,042	11,086
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	5,215,741	1,690,452	1,690,452	1,474,944
Gross carrying amount [member] | Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	1,001,253	1,258,382	1,258,382	1,079,282
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	268,427	268,427	268,427	256,803
Gross carrying amount [member] | Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	58,837	51,929	51,929	39,666
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	3,347,377
Gross carrying amount [member] | Office Buildings [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	420,284
Gross carrying amount [member] | Building Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	7,849
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	111,714	111,714	111,714	99,193
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(1,071,494)	(1,227,063)	(1,227,063)	(1,023,202)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(657,930)	(833,718)	(833,718)	(659,517)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(267,877)	(264,511)	(264,511)	(238,473)
Accumulated depreciation, amortisation and impairment [member] | Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(39,882)	(28,206)	(28,206)	(30,045)
Accumulated depreciation, amortisation and impairment [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net
Accumulated depreciation, amortisation and impairment [member] | Office Buildings [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(3,002)
Accumulated depreciation, amortisation and impairment [member] | Building Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(131)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	$ (102,672)	$ (100,628)	$ (100,628)	$ (95,167)